Sprott Gold Miners ETF
Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.97%)
Gold Mining (95.95%)
Agnico Eagle Mines, Ltd.(a)	485,012	$22,039,345
Alamos Gold, Inc., Class A	778,531	8,781,222
Anglogold Ashanti PLC	84,261	1,331,324
B2Gold Corp.	2,906,447	8,345,403
Barrick Gold Corp.	1,657,494	24,076,832
Centerra Gold, Inc.(a)	1,569,840	7,674,388
Coeur Mining, Inc.(b)	431,469	957,861
Dundee Precious Metals, Inc.	1,458,733	9,021,430
Eldorado Gold Corp.(b)	158,328	1,412,800
Endeavour Mining PLC(a)	432,540	8,477,243
Equinox Gold Corp.(a)(b)	313,161	1,316,510
Franco-Nevada Corp.	182,381	24,348,350
Gold Fields, Ltd., Sponsored ADR	518,088	5,626,436
Harmony Gold Mining Co., Ltd., Sponsored ADR	391,896	1,473,529
IAMGOLD Corp.(b)	639,059	1,378,570
K92 Mining, Inc.(b)	2,163,119	9,189,175
Kinross Gold Corp.(a)	296,798	1,352,608
Lundin Gold, Inc.	758,616	8,517,500
New Gold, Inc.(b)	838,107	771,311
Newmont Corp.	483,995	17,883,615
Novagold Resources, Inc.(a)(b)	337,367	1,291,594
OceanaGold Corp.	4,410,167	8,636,881
Osisko Gold Royalties, Ltd.(a)	104,628	1,228,652
Osisko Mining, Inc.(b)	461,272	835,435
Royal Gold, Inc.	12,957	1,377,718
Seabridge Gold, Inc.(a)(b)	123,462	1,298,021
SSR Mining, Inc.(a)	604,075	8,023,201
Torex Gold Resources, Inc.(b)	819,505	8,525,386
Wesdome Gold Mines, Ltd.(a)(b)	1,717,307	8,964,260
Total Gold Mining		204,156,600

Silver Mining (4.02%)
Pan American Silver Corp.(a)	591,260	8,558,198

TOTAL COMMON STOCKS
(Cost $224,187,349)		212,714,798

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.54%)
Money Market Fund (0.09%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $189,876)	5.29%	189,876	$189,876

Investments Purchased with Collateral from Securities Loaned (7.45%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%
(Cost $15,863,177)		15,863,177	15,863,177
TOTAL SHORT TERM INVESTMENTS
(Cost $16,053,053)			16,053,053

TOTAL INVESTMENTS (107.51%)
(Cost $240,240,402)			$228,767,851
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.51%)			(15,988,743)
NET ASSETS - 100.00%			$212,779,108

(a)	As of September 30, 2023, the security, or a portion of the security position was on loan. As of September 30, 2023, the total market value of securities on loan was $16,524,205. The loaned securities were secured with cash collateral of $15,863,177 and non-cash collateral with the value of $1,506,087. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Gold Miners ETF
Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.99%)
Copper Mining (0.30%)
SolGold PLC(a)(b)	1,729,361	$263,751

Diversified Metals & Mining (0.60%)
Bumi Resources Minerals Tbk PT(a)	38,376,100	526,414

Gold Mining (96.00%)
Argonaut Gold, Inc.(a)(b)	729,148	300,624
Bellevue Gold, Ltd.(a)	5,040,810	4,488,772
Capricorn Metals, Ltd.(a)(b)	126,487	335,058
Centamin PLC	4,116,065	4,195,915
Centerra Gold, Inc.(b)	66,890	327,001
Coeur Mining, Inc.(a)	109,696	243,525
De Grey Mining, Ltd.(a)	5,562,582	3,987,758
Dundee Precious Metals, Inc.(b)	50,533	312,518
Eldorado Gold Corp.(a)(b)	102,719	916,587
Emerald Resources NL(a)	3,017,800	5,238,798
Equinox Gold Corp.(a)	72,684	305,559
Firefinch, Ltd.(a)(b)	6,635,363	853,242
Genesis Minerals, Ltd.(a)	221,421	197,172
Gold Road Resources, Ltd.(b)	4,025,879	4,193,273
Greatland Gold PLC(a)(b)	3,833,794	299,369
Hochschild Mining PLC(a)	355,239	360,614
K92 Mining, Inc.(a)	982,353	4,173,147
Karora Resources, Inc.(a)	991,005	2,794,441
McEwen Mining, Inc.(a)(b)	45,049	292,818
New Gold, Inc.(a)(b)	267,752	246,413
Novagold Resources, Inc.(a)(b)	1,075,570	4,130,189
OceanaGold Corp.(b)	2,472,353	4,841,862
Orla Mining, Ltd.(a)	1,140,162	4,029,286
Osisko Mining, Inc.(a)(b)	1,684,304	3,050,534
Pan African Resources PLC	15,915,048	2,792,318
Perseus Mining, Ltd.	4,340,879	4,591,145
Ramelius Resources, Ltd.(b)	4,460,291	4,115,215
Red 5, Ltd.(a)	3,419,352	582,596
Regis Resources, Ltd.	3,182,855	3,049,163
Resolute Mining, Ltd.(a)(b)	12,040,400	2,670,776
Seabridge Gold, Inc.(a)(b)	330,210	3,483,715
Silver Lake Resources, Ltd.(a)(b)	5,186,877	2,817,994
Skeena Resources, Ltd.(a)	66,564	304,335
St Barbara, Ltd.(a)	883,319	99,388
Tietto Minerals, Ltd.(a)(b)	8,926,527	1,922,670
Torex Gold Resources, Inc.(a)(b)	327,162	3,403,496
Victoria Gold Corp.(a)	55,190	237,298
Wesdome Gold Mines, Ltd.(a)(b)	56,266	293,706
West African Resources, Ltd.(a)	569,862	282,123
Westgold Resources, Ltd.(a)	3,323,476	3,621,927
Total Gold Mining		84,382,340

Security Description	Shares	Value
Silver Mining (3.09%)
Endeavour Silver Corp.(a)(b)	1,112,803	$2,720,049

TOTAL COMMON STOCKS
(Cost $98,882,023)		87,892,554

RIGHTS (0.00%)
Kinross Gold Corp. - CVR (Expiring 12/31/2049), Strike Price CAD $0.01(c)	233,341	–

TOTAL RIGHTS
(Cost $–)		–

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.22%)
Money Market Fund (0.07%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $63,420)	5.29%	63,420	63,420

Investments Purchased with Collateral from Securities Loaned (5.15%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%
(Cost $4,524,255)		4,524,255	4,524,255
TOTAL SHORT TERM INVESTMENTS
(Cost $4,587,675)			4,587,675

TOTAL INVESTMENTS (105.21%)
(Cost $103,469,698)			$92,480,229
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.21%)			(4,580,453)
NET ASSETS - 100.00%			$87,899,776

(a)	Non-income producing security.
(b)	As of September 30, 2023, the security, or a portion of the security position was on loan. As of September 30, 2023, the total market value of securities on loan was $6,489,674. The loaned securities were secured with cash collateral of $4,524,255 and non-cash collateral with the value of $2,438,713. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine the fair value, these investments have been classified as Level 3 assets.

See Notes to Quarterly Schedule of Investments.

Sprott Energy Transition Materials ETF
Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.35%)
Coal & Consumable Fuels (36.89%)
Bannerman Energy, Ltd.(a)	21,687	$39,321
Boss Energy, Ltd.(a)	54,778	170,815
Cameco Corp.	18,230	722,637
CGN Mining Co., Ltd.(a)(b)	790,000	154,349
Deep Yellow, Ltd.(a)	116,249	98,286
Denison Mines Corp.(a)	138,225	228,071
Encore Energy Corp.(a)	23,725	78,079
Energy Fuels, Inc.(a)	26,215	215,487
Fission Uranium Corp.(a)	103,867	70,354
NAC Kazatomprom JSC, GDR(c)	19,797	874,038
NexGen Energy, Ltd.(a)	72,719	434,132
Paladin Energy, Ltd.(a)	860,165	608,348
Uranium Energy Corp.(a)	117,145	603,297
Uranium Royalty Corp.(a)	14,064	40,364
Ur-Energy, Inc.(a)	43,747	67,370
Total Coal & Consumable Fuels		4,404,948

Copper Mining (18.79%)
Aeris Resources, Ltd.(a)(b)	9,507	1,100
Antofagasta PLC	16,862	293,995
Atalaya Mining PLC	4,502	18,676
Capstone Copper Corp.(a)	21,842	92,626
Central Asia Metals PLC	4,866	11,162
ERO Copper Corp.(a)(b)	3,429	59,125
First Quantum Minerals, Ltd.(b)	23,715	560,290
Freeport-McMoRan, Inc.	14,774	550,922
Jinchuan Group International Resources Co., Ltd.(b)	118,000	6,479
KGHM Polska Miedz SA	4,918	126,028
Lundin Mining Corp.	26,613	198,483
Sandfire Resources, Ltd.(a)	9,516	37,689
SolGold PLC(a)(b)	44,468	6,782
Southern Copper Corp.	3,503	263,741
Taseko Mines, Ltd.(a)	13,895	17,647
Total Copper Mining		2,244,745

Diversified Metals & Mining (29.24%)
29Metals, Ltd.	5,036	2,250
American Lithium Corp.(a)	6,745	9,733
Anson Resources, Ltd.(a)	34,461	3,102
Arafura Rare Earths, Ltd.(a)(b)	863,219	144,302
Argosy Minerals, Ltd.(a)(b)	43,956	5,511
Atlantic Lithium, Ltd.(a)(b)	12,606	3,876
Australian Strategic Materials, Ltd.(a)	60,500	56,792
Boliden AB	7,681	221,068
Centaurus Metals, Ltd.(a)	25,663	11,138
Core Lithium, Ltd.(a)(b)	58,217	15,159
Critical Elements Lithium Corp.(a)	6,859	8,989
Delta Lithium, Ltd.(a)(b)	12,466	6,011
Eramet SA(b)	1,597	121,989
Essential Metals, Ltd.(a)	6,681	2,083

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Filo Corp.(a)	2,233	$33,357
Foran Mining Corp.(a)	4,947	13,512
Frontier Lithium, Inc.(a)	6,182	5,189
Galan Lithium, Ltd.(a)	9,536	4,016
Global Atomic Corp.(a)	30,295	50,854
Global Lithium Resources, Ltd.(a)	5,793	5,103
Hastings Technology Metals, Ltd.(a)	48,696	22,699
Horizonte Minerals PLC(a)	11,198	17,147
Hudbay Minerals, Inc.	7,538	36,710
IGO, Ltd.	34,709	282,523
ioneer, Ltd.(a)(b)	53,244	7,702
Ivanhoe Electric, Inc. / US(a)	1,101	13,102
Ivanhoe Mines, Ltd.(a)	15,539	133,167
Jervois Global, Ltd.(a)(b)	264,067	5,942
Kodal Minerals PLC(a)	458,160	3,047
Lake Resources NL(a)(b)	44,525	5,153
Latin Resources, Ltd.(a)	72,297	11,388
Leo Lithium, Ltd.(a)	23,407	7,600
Liontown Resources, Ltd.(a)(b)	58,584	110,740
Lithium Americas Corp.(a)(b)	4,041	68,737
Lithium Ionic Corp.(a)	3,286	4,839
Lithium Power International, Ltd.(a)	14,152	3,276
Lynas Rare Earths, Ltd.(a)	104,508	456,244
MMG, Ltd.(a)	93,270	28,585
MP Materials Corp.(a)(b)	24,522	468,370
Neometals, Ltd.(a)(b)	45,065	10,721
NGEx Minerals, Ltd.(a)(b)	1,764	7,299
Nickel Asia Corp.	590,500	63,876
Nickel Industries, Ltd.	348,780	168,186
Northern Dynasty Minerals, Ltd.(a)	13,747	4,470
Panoramic Resources, Ltd.(a)(b)	130,220	3,098
Patriot Battery Metals, Inc.(a)	9,515	7,616
Piedmont Lithium, Inc.(a)	526	20,882
Pilbara Minerals, Ltd.(b)	177,021	489,408
Renascor Resources, Ltd.(a)	217,794	17,504
Sayona Mining, Ltd.(a)(b)	247,804	14,817
Sigma Lithium Corp.(a)	1,689	54,791
Solaris Resources, Inc.(a)	2,304	8,923
South Manganese Investment, Ltd.(a)(b)	31,000	1,960
Standard Lithium, Ltd.(a)	4,963	14,045
Syrah Resources, Ltd.(a)	86,631	28,407
Talga Group, Ltd.(a)(b)	30,887	23,731
Vale Indonesia Tbk PT	357,000	130,511
Vulcan Energy Resources, Ltd.(a)	4,237	7,873
Winsome Resources, Ltd.(a)	4,298	4,076
Total Diversified Metals & Mining		3,493,199

Environmental & Facilities Services (0.61%)
Li-Cycle Holdings Corp.(a)(b)	20,624	73,215

Security Description	Shares	Value
Fertilizers & Agricultural Chemicals (3.24%)
Sociedad Quimica y Minera de Chile SA, ADR	6,488	$387,139

Gold Mining (0.92%)
China Gold International Resources Corp., Ltd.(a)	9,100	39,975
Cia de Minas Buenaventura SAA, ADR	8,223	70,060
Total Gold Mining		110,035

Precious Metals & Minerals Mining (0.56%)
Atlas Lithium Corp.(a)(b)	196	6,005
SilverCrest Metals, Inc.(a)(b)	13,789	60,810
Total Precious Metals & Minerals Mining		66,815

Silver Mining (2.86%)
Aya Gold & Silver, Inc.(a)	18,402	98,767
Endeavour Silver Corp.(a)	21,949	53,336
Gatos Silver, Inc.(a)	4,733	24,517
GoGold Resources, Inc.(a)	27,985	24,931
MAG Silver Corp.(a)	8,387	86,973
Silver Mines, Ltd.(a)(b)	120,492	13,170
Silvercorp Metals, Inc.(b)	17,168	40,345
Total Silver Mining		342,039

Specialty Chemicals (6.24%)
Albemarle Corp.	2,631	447,375
Ganfeng Lithium Group Co., Ltd.(b)(c)(d)	19,000	78,005
Livent Corp.(a)	9,611	176,938
Tianqi Lithium Corp.	7,600	42,557
Total Specialty Chemicals		744,875

TOTAL COMMON STOCKS
(Cost $12,008,485)		11,867,010

Security Description	Shares	Value
EXCHANGE TRADED FUND (0.38%)
(0.38%)
iShares MSCI India ETF	1,035	45,768

TOTAL EXCHANGE TRADED FUND
(Cost $43,800)		45,768

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (9.26%)
Money Market Fund (0.25%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $29,976)	5.29%	29,976	$29,976

Investments Purchased with Collateral from Securities Loaned (9.01%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%
(Cost $1,076,602)		1,076,602	1,076,602
TOTAL SHORT TERM INVESTMENTS
(Cost $1,106,578)			1,106,578

TOTAL INVESTMENTS (108.99%)
(Cost $13,158,863)			$13,019,356
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.99%)			(1,073,954)
NET ASSETS - 100.00%			$11,945,402

(a)	Non-income producing security.
(b)	As of September 30, 2023, the security, or a portion of the security position was on loan. As of September 30, 2023, the total market value of securities on loan was $2,067,387. The loaned securities were secured with cash collateral of $1,076,602 and non-cash collateral with the value of $1,109,658. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2023, the market value of those securities was $952,043, representing 7.97% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the aggregate market value of those securities was $78,005, representing 0.65% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Lithium Miners ETF
Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.42%)
Diversified Metals & Mining (62.07%)
American Lithium Corp.(a)	31,062	$44,824
Anson Resources, Ltd.(a)	151,075	13,599
Argosy Minerals, Ltd.(a)(b)	203,744	25,544
Arizona Lithium, Ltd.(a)	601,046	5,797
Atlantic Lithium, Ltd.(a)(b)	43,322	13,320
Cleantech Lithium PLC(a)	31,392	18,576
Core Lithium, Ltd.(a)(b)	270,231	70,367
Critical Elements Lithium Corp.(a)	31,590	41,399
Delta Lithium, Ltd.(a)(b)	40,720	19,636
E3 Lithium, Ltd.(a)	10,380	23,920
Essential Metals, Ltd.(a)	60,089	18,738
European Lithium, Ltd.(a)	264,424	12,921
Frontier Lithium, Inc.(a)	28,725	24,109
Galan Lithium, Ltd.(a)	27,102	11,414
Global Lithium Resources, Ltd.(a)	18,064	15,912
Green Technology Metals, Ltd.(a)	37,778	10,202
IGO, Ltd.	61,536	500,887
ioneer, Ltd.(a)(b)	246,611	35,676
Kodal Minerals PLC(a)	2,061,084	13,705
Lake Resources NL(a)(b)	206,444	23,892
Latin Resources, Ltd.(a)	343,683	54,138
Leo Lithium, Ltd.(a)	117,442	38,132
Lepidico, Ltd.(a)	2,404,238	16,231
Li-FT Power, Ltd.(a)	5,678	29,890
Liontown Resources, Ltd.(a)(b)	117,367	221,855
Lithium Americas Corp.(a)(b)	13,252	225,417
Lithium Chile, Inc.(a)	28,376	15,042
Lithium Ionic Corp.(a)	9,338	13,750
Lithium Power International, Ltd.(a)	85,273	19,737
Mineral Resources, Ltd.	5,242	227,936
Patriot Battery Metals, Inc.(a)	13,453	108,951
Piedmont Lithium, Inc.(a)	2,455	97,464
Pilbara Minerals, Ltd.(b)	195,800	541,325
Rock Tech Lithium, Inc.(a)	10,326	11,100
Savannah Resources PLC(a)	313,892	13,213
Sayona Mining, Ltd.(a)(b)	1,150,822	68,813
Sigma Lithium Corp.(a)	7,019	227,695
Standard Lithium, Ltd.(a)	23,102	65,379
Vulcan Energy Resources, Ltd.(a)	19,825	36,837
Winsome Resources, Ltd.(a)	16,480	15,629
Total Diversified Metals & Mining		2,992,972

Fertilizers & Agricultural Chemicals (10.77%)
Sociedad Quimica y Minera de Chile SA, ADR	8,705	519,428

Security Description	Shares	Value
Gold Mining (0.62%)
Arbor Metals Corp.(a)	7,834	$12,689
Brunswick Exploration, Inc.(a)	27,688	17,531
Total Gold Mining		30,220

Precious Metals & Minerals (0.51%)
Atlas Lithium Corp.(a)(b)	798	24,451

Specialty Chemicals (22.45%)
Albemarle Corp.	2,886	490,735
Ganfeng Lithium Group Co., Ltd.(c)(d)	43,600	179,000
Livent Corp.(a)	17,676	325,415
Tianqi Lithium Corp.	15,600	87,353
Total Specialty Chemicals		1,082,503

TOTAL COMMON STOCKS
(Cost $5,984,029)		4,649,574

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (2.52%)
Global X Lithium & Battery Tech ETF	2,200	$121,374

TOTAL EXCHANGE TRADED FUNDS
(Cost $121,391)		121,374

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (14.98%)
Money Market Fund (0.96%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $46,393)	5.29%	46,393	46,393

Investments Purchased with Collateral from Securities Loaned (14.02%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%
(Cost $676,164)		676,164	676,164
TOTAL SHORT TERM INVESTMENTS
(Cost $722,557)			722,557

TOTAL INVESTMENTS (113.92%)
(Cost $6,827,977)			$5,493,505
LIABILITIES IN EXCESS OF OTHER ASSETS (-13.92%)			(671,267)
NET ASSETS - 100.00%			$4,822,238

(a)	Non-income producing security.

(b)	As of September 30, 2023, the security, or a portion of the security position was on loan. As of September 30, 2023, the total market value of securities on loan was $1,084,190. The loaned securities were secured with cash collateral of $676,164 and non-cash collateral with the value of $503,444. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the aggregate market value of those securities was $179,000, representing 3.71% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2023, the market value of those securities was $179,000, representing 3.71% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Uranium Miners ETF
Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (12.29%)
Sprott Physical Uranium Trust(a)	9,740,783	$166,236,959

TOTAL CLOSED END FUND
(Cost $118,247,212)		166,236,959

Security Description	Shares	Value
COMMON STOCKS (87.95%)
Coal & Consumable Fuels (80.92%)
Alligator Energy, Ltd.(a)	192,342,563	6,678,003
Appia Rare Earths & Uranium Corp.(a)(b)	7,768,816	543,374
Aura Energy, Ltd.(a)(b)	34,281,971	7,494,146
Bannerman Energy, Ltd.(a)(b)	8,355,618	15,149,738
Baselode Energy Corp.(a)	10,122,230	3,241,796
Berkeley Energia, Ltd.(a)(b)	23,370,080	5,702,801
Boss Energy, Ltd.(a)(b)	19,593,162	61,097,539
Cameco Corp.	4,726,160	187,344,982
CanAlaska Uranium, Ltd.(a)	11,981,828	4,675,405
CGN Mining Co., Ltd.(a)(b)	388,060,300	75,818,676
Deep Yellow, Ltd.(a)	42,097,047	35,592,200
Denison Mines Corp.(a)(b)	36,168,693	59,678,343
Elevate Uranium, Ltd.(a)(b)	15,535,105	5,493,566
Encore Energy Corp.(a)(b)	7,992,087	26,301,954
Energy Fuels, Inc.(a)(b)	7,087,703	58,260,919
F3 Uranium Corp.(a)	20,699,166	6,857,813
Fission Uranium Corp.(a)(b)	40,035,670	27,117,848
Forsys Metals Corp.(a)(b)	11,131,103	5,572,722
GoviEx Uranium, Inc.(a)	36,972,457	5,035,822
IsoEnergy, Ltd.(a)(b)	6,188,969	20,276,762
Laramide Resources, Ltd.(a)(b)	12,168,380	5,912,852
Mega Uranium, Ltd.(a)(b)	21,019,223	5,416,328
NAC Kazatomprom JSC, GDR(c)	5,232,482	231,014,080
NexGen Energy, Ltd.(a)(b)	9,579,228	57,187,991
Paladin Energy, Ltd.(a)	95,625,979	67,631,035
Peninsula Energy, Ltd.(a)(b)	72,055,249	6,717,553
Skyharbour Resources, Ltd.(a)	10,733,872	4,662,606
Toro Energy, Ltd.(a)(b)	400,166,049	3,344,730
Uranium Energy Corp.(a)	11,092,654	57,127,168
Uranium Royalty Corp.(a)(b)	3,867,109	10,904,493
Ur-Energy, Inc.(a)(b)	14,822,413	22,826,516
Western Uranium & Vanadium Corp.(a)(b)	3,724,863	4,003,902
Total Coal & Consumable Fuels		1,094,683,663

Diversified Metals & Mining (3.03%)
Consolidated Uranium, Inc.(a)	5,589,251	8,970,784
Global Atomic Corp.(a)	11,195,444	18,793,015
Lotus Resources, Ltd.(a)	74,611,245	13,192,115
Total Diversified Metals & Mining		40,955,914

Security Description	Shares	Value
Trading Companies & Distributors (4.00%)
Yellow Cake PLC(a)(c)(d)	7,912,325	$54,061,762

TOTAL COMMON STOCKS
(Cost $968,487,506)		1,189,701,339

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.63%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $830,879)	5.29%	830,879	830,879

Investments Purchased with Collateral from Securities Loaned (6.57%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%
(Cost $88,877,606)		88,877,606	88,877,606
TOTAL SHORT TERM INVESTMENTS
(Cost $89,708,485)			89,708,485

TOTAL INVESTMENTS (106.87%)
(Cost $1,176,443,203)			$1,445,646,783
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.87%)			(92,929,814)
NET ASSETS - 100.00%			$1,352,716,969

(a)	Non-income producing security.
(b)	As of September 30, 2023, the security, or a portion of the security position is currently on loan. As of September 30, 2023, the total market value of securities on loan was $100,146,718. The loaned securities were secured with cash collateral of $88,877,606 and non-cash collateral with the value of $20,307,173. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2023, the market value of those securities was $285,075,842, representing 21.07% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the aggregate market value of those securities was $54,061,762, representing 4.00% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Uranium Miners ETF
Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.65%)
Coal & Consumable Fuels (94.24%)
Alligator Energy, Ltd.(a)	47,538,695	$1,650,511
Aura Energy, Ltd.(a)	6,234,766	1,362,939
Bannerman Energy, Ltd.(a)	1,884,226	3,416,328
Berkeley Energia, Ltd.(a)	5,388,092	1,316,425
Boss Energy, Ltd.(a)	2,514,642	7,841,432
CanAlaska Uranium, Ltd.(a)	1,735,724	677,293
CGN Mining Co., Ltd.(a)(b)	35,630,000	6,961,339
Deep Yellow, Ltd.(a)	9,318,283	7,878,420
Denison Mines Corp.(a)(b)	4,124,626	6,805,633
Elevate Uranium, Ltd.(a)	3,969,904	1,403,848
Encore Energy Corp.(a)(b)	2,061,331	6,783,839
Energy Fuels, Inc.(a)	1,802,255	14,814,536
F3 Uranium Corp.(a)	5,182,825	1,717,115
Fission Uranium Corp.(a)	9,007,884	6,101,420
Forsys Metals Corp.(a)(b)	1,791,470	896,889
GoviEx Uranium, Inc.(a)	9,463,477	1,288,970
IsoEnergy, Ltd.(a)(b)	796,105	2,608,259
Laramide Resources, Ltd.(a)	2,985,747	1,450,832
Mega Uranium, Ltd.(a)	5,178,039	1,334,301
NexGen Energy, Ltd.(a)	2,917,205	17,415,714
Paladin Energy, Ltd.(a)	29,593,618	20,929,950
Peninsula Energy, Ltd.(a)	18,114,139	1,688,741
Skyharbour Resources, Ltd.(a)	2,239,855	972,954
Uranium Energy Corp.(a)	4,024,622	20,726,803
Uranium Royalty Corp.(a)(b)	1,218,515	3,497,138
Ur-Energy, Inc.(a)(b)	3,804,873	5,859,504
Total Coal & Consumable Fuels		147,401,133

Diversified Metals & Mining (5.41%)
Consolidated Uranium, Inc.(a)	1,231,049	1,975,842
Global Atomic Corp.(a)	2,220,003	3,726,565
Lotus Resources, Ltd.(a)	15,687,080	2,773,654
Total Diversified Metals & Mining		8,476,061

TOTAL COMMON STOCKS
(Cost $134,260,170)		155,877,194

Security Description	Shares	Value
SHORT TERM INVESTMENTS (2.37%)
Investments Purchased with Collateral from Securities Loaned (2.37%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%
(Cost $3,699,953)	3,699,953	$3,699,953
TOTAL SHORT TERM INVESTMENTS
(Cost $3,699,953)		3,699,953

TOTAL INVESTMENTS (102.02%)
(Cost $137,960,123)		$159,577,147
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.02%)		(3,165,459)
NET ASSETS - 100.00%		$156,411,688

(a)	Non-income producing security.
(b)	As of September 30, 2023, the security, or a portion of the security position was on loan. As of September 30, 2023, the total market value of securities on loan was $5,862,866. The loaned securities were secured with cash collateral of $3,699,953 and non-cash collateral with the value of $2,676,845. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Copper Miners ETF
Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (94.71%)
Copper Mining (39.56%)
Aeris Resources, Ltd.(a)(b)	164,171	$19,000
Arizona Sonoran Copper Co., Inc.(a)	32,965	38,104
Atalaya Mining PLC	38,600	160,127
Austral Resources Australia, Ltd.(a)	62,142	6,393
Capstone Copper Corp.(a)	41,816	177,331
Central Asia Metals PLC	71,782	164,654
ERO Copper Corp.(a)(b)	9,987	172,203
Faraday Copper Corp.(a)	78,576	40,495
Greenex Metals, Ltd.(a)	99,576	62,422
Hot Chili, Ltd.(a)(b)	48,722	37,591
Jinchuan Group International Resources Co., Ltd.(b)	1,233,000	67,704
Sandfire Resources, Ltd.(a)	44,978	178,139
SolGold PLC(a)(b)	761,473	116,135
Taseko Mines, Ltd.(a)	128,410	163,081
Total Copper Mining		1,403,379

Diversified Metals & Mining (49.95%)
29Metals, Ltd.	60,486	27,028
AIC Mines, Ltd.(a)	144,991	29,831
Amerigo Resources, Ltd.	53,395	49,926
Arc Minerals, Ltd.(a)	516,419	16,540
Caravel Minerals, Ltd.(a)	180,428	18,561
Copperstone Resources AB(a)	633,384	70,727
Encounter Resources, Ltd.(a)	152,475	28,920
Entree Resources, Ltd.(a)(b)	44,814	42,232
Filo Corp.(a)	10,635	158,869
Foran Mining Corp.(a)	67,808	185,214
Hillgrove Resources, Ltd.(a)	611,728	23,598
Hudbay Minerals, Inc.	38,578	187,875
Ivanhoe Electric, Inc. / US(a)	13,223	157,354
Los Andes Copper, Ltd.(a)	6,182	53,707
MMG, Ltd.(a)	556,000	170,401
New World Resources, Ltd.(a)	477,209	9,205
NGEx Minerals, Ltd.(a)(b)	30,751	127,238
Northern Dynasty Minerals, Ltd.(a)(b)	237,419	77,209
PolyMet Mining Corp.(a)	15,689	32,633
Rex Minerals, Ltd.(a)	244,453	26,719
Solaris Resources, Inc.(a)	39,271	152,082
Trilogy Metals, Inc.(a)	61,089	29,933
Western Copper & Gold Corp.(a)(b)	59,638	81,406
Xanadu Mines, Ltd.(a)	324,462	15,020
Total Diversified Metals & Mining		1,772,228

Security Description	Shares	Value
Gold Mining (5.20%)
China Gold International Resources Corp., Ltd.(a)	42,000	$184,499

TOTAL COMMON STOCKS
(Cost $3,809,989)		3,360,106

Security Description	Shares	Value
EXCHANGE TRADED FUND (4.85%)
iShares MSCI India ETF	3,889	171,972

TOTAL EXCHANGE TRADED FUND
(Cost $164,249)		171,972

RIGHTS (0.00%)
Copper Mining (0.00%)
Cyprium Metals, Ltd. (Expiring 12/31/2024), Strike Price AUD $0.06(c)	16,941	–

TOTAL RIGHTS
(Cost $–)		–

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (13.07%)
Money Market Fund (0.22%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $7,682)	5.29%	7,682	7,682

Investments Purchased with Collateral from Securities Loaned (12.85%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%
(Cost $456,026)		456,026	456,026
TOTAL SHORT TERM INVESTMENTS
(Cost $463,708)			463,708

TOTAL INVESTMENTS (112.63%)
(Cost $4,437,946)			$3,995,786
LIABILITIES IN EXCESS OF OTHER ASSETS (-12.63%)			(448,033)
NET ASSETS - 100.00%			$3,547,753

(a)	Non-income producing security.
(b)	As of September 30, 2023, the security, or a portion of the security position was on loan. As of September 30, 2023, the total market value of securities on loan was $449,817. The loaned securities were secured with cash collateral of $456,026 and non-cash collateral with the value of $156,866. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine the fair value, the investment has been classified as Level 3 assets.

See Notes to Quarterly Schedule of Investments.

Sprott Nickel Miners ETF
Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.42%)
Diversified Metals & Mining (96.59%)
Ardea Resources, Ltd.(a)(b)	80,803	$31,171
Aston Minerals, Ltd.(a)	467,307	9,014
Azure Minerals, Ltd.(a)(b)	108,202	187,835
Canada Nickel Co., Inc.(a)	63,225	57,255
Centaurus Metals, Ltd.(a)	153,075	66,433
Eramet SA(b)	390	29,791
FPX Nickel Corp.(a)	90,700	30,717
Galileo Mining, Ltd.(a)	65,682	12,458
Global Ferronickel Holdings, Inc.	1,614,830	79,349
Horizonte Minerals PLC(a)	45,289	69,348
IGO, Ltd.	18,868	153,581
Legend Mining, Ltd.(a)	741,638	11,444
Lunnon Metals, Ltd.(a)	32,000	16,460
Magna Mining, Inc.(a)	54,700	20,942
Nickel 28 Capital Corp.(a)	33,440	22,650
Nickel Asia Corp.	709,265	76,723
Nickel Industries, Ltd.	394,104	190,042
Panoramic Resources, Ltd.(a)(b)	387,885	9,227
Poseidon Nickel, Ltd.(a)	1,550,613	18,942
Premium Nickel Resources, Ltd.(a)	45,570	47,977
Sherritt International Corp.(a)	203,995	62,329
Sunrise Energy Metals, Ltd.(a)	34,611	17,135
Talon Metals Corp.(a)	292,810	56,051
Vale Indonesia Tbk PT	405,900	148,388
Widgie Nickel, Ltd.(a)(b)	152,313	19,341
Xinjiang Xinxin Mining Industry Co., Ltd.	389,000	43,714
Total Diversified Metals & Mining		1,488,317

Gold Mining (2.83%)
Alliance Nickel, Ltd.(a)	284,683	12,080
Aneka Tambang Tbk	268,395	31,520
Total Gold Mining		43,600

TOTAL COMMON STOCKS
(Cost $1,671,585)		1,531,917

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.32%)
Money Market Fund (0.51%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $7,788)	5.29%	7,788	$7,788

Investments Purchased with Collateral from Securities Loaned (1.81%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%
(Cost $27,922)		27,922	27,922
TOTAL SHORT TERM INVESTMENTS
(Cost $35,710)			35,710

TOTAL INVESTMENTS (101.74%)
(Cost $1,707,295)			$1,567,627
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.74%)			(26,708)
NET ASSETS - 100.00%			$1,540,919

(a)	Non-income producing security.
(b)	As of September 30, 2023, the security, or a portion of the security position was on loan. As of September 30, 2023, the total market value of securities on loan was $221,063. The loaned securities were secured with cash collateral of $27,922 and non-cash collateral with the value of $203,782. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Quarterly Schedule of Investments.

Sprott Funds Trust

Notes to Quarterly Schedules of Investments

September 30, 2023 (Unaudited)

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When market quotations are not readily available, when Sprott Asset Management USA, Inc. (the "Adviser") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to valuation procedures approved by the Board and are categorized in Level 2 or Level 3, when appropriate.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at September 30, 2023:

Sprott Gold Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$212,714,798	$–	$–	$212,714,798
Short Term Investments	16,053,053	–	–	16,053,053
Total	$228,767,851	$–	$–	$228,767,851

Sprott Junior Gold Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$83,051,554	$4,841,000	$–	$87,892,554
Rights*	–	–	–	–
Short Term Investments	4,587,675	–	–	4,587,675
Total	$87,639,229	$4,841,000	$–	$92,480,229

Sprott Energy Transition Materials ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$11,857,450	$9,560	$–	$11,867,010
Exchange Traded Fund*	45,768	–	–	45,768
Short Term Investments	1,106,578	–	–	1,106,578
Total	$13,009,796	$9,560	$–	$13,019,356

Sprott Lithium Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,611,442	$38,132	$–	$4,649,574
Exchange Traded Funds*	121,374	–	–	121,374
Short Term Investments	722,557	–	–	722,557
Total	$5,455,373	$38,132	$–	$5,493,505

Sprott Uranium Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,189,701,339	$–	$–	$1,189,701,339
Closed End Fund*	166,236,959	–	–	166,236,959
Short Term Investments	89,708,485	–	–	89,708,485
Total	$1,445,646,783	$–	$–	$1,445,646,783

Sprott Junior Uranium Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$155,877,194	$–	$–	$155,877,194
Short Term Investments	3,699,953	–	–	3,699,953
Total	$159,577,147	$–	$–	$159,577,147

Sprott Junior Copper Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,353,713	$6,393	$–	$3,360,106
Exchange Traded Fund*	171,972	–	–	171,972
Rights*	–	–	–	–
Short Term Investments	463,708	–	–	463,708
Total	$3,989,393	$6,393	$–	$3,995,786

Sprott Nickel Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,531,917	$–	$–	$1,531,917
Short Term Investments	35,710	–	–	35,710
Total	$1,567,627	$–	$–	$1,567,627

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

There were no transfers out of or into level 3 during the period ended September 30, 2023.

Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the period ended September 30, 2023, the Sprott Uranium Miners ETF held shares in the following affiliate, as defined by the Investment Company Act of 1940:

Security Name	Market Value as of January 1, 2023	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of September 30, 2023	Share Balance as of September 30, 2023
Sprott Physical Uranium Trust	$115,816,653	$4,102,329	$18,638,266	$(15,300,895)	$(6,376,157)	$52,504,295	$(3,147,532)	$166,236,959	9,740,783
Total	$115,816,653	$4,102,329	$18,638,266	$(15,300,895)	$(6,376,157)	$52,504,295	$(3,147,532)	$166,236,959	9,740,783

(a)	The Fund was reorganized on April 22, 2022 and the security became an affiliate.